COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule of future minimum lease payments for all non-cancelable operating leases for each of the next four years ending December 31 and thereafter:

Year ended December 31,
2019	195,454
2020	147,079
2021	150,386
2022	142,242
Total	$635,161